Share-based Compensation - Additional information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) Plan shares	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Apr. 30, 2022 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan	2
Share-based compensation | $	$ 13,970	$ 80,841
Share-based compensation, unrecognized | $	$ 70,892		$ 70,234
Award Vesting Period			1 year
Preferred stock, shares authorized | shares	2,000,000,000
2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized | shares			126,969,054
Share-based compensation | $	$ 13,970	$ 80,841
2021 Plan | Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant | shares				14,319,504
Minimum | 2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Internal performance targets			0.00%
Maximum | 2021 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Internal performance targets			200.00%
Award Vesting Period			3 years